Cover Page	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Healthcare Realty Trust Incorporated
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35568
Entity Tax Identification Number	20-4738467
Entity Address, Address Line One	3310 West End Avenue, Suite 700
Entity Address, City or Town	Nashville,
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	269-8175
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	HR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001360604
Amendment Flag	false